Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions		Mar. 31, 2018	Dec. 31, 2017		Mar. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Repurchase price on buy-back agreements		$ 2,290	$ 2,176
Warranty and campaign programs		959	932		$ 806	$ 792
Marketing and sales incentive programs		1,265	1,335
Tax payables		731	765
Accrued expenses and deferred income		591	610
Accrued employee benefits		671	752
Legal reserves and other provisions		400	384
Contract reserve		280	344
Contract liabilities	[1]	1,500	1,498
Restructuring reserve		56	60
Other		864	738
Total		$ 9,607	$ 9,594	[2]

[1]	Contract liabilities also include $906 million and $926 million at March 31, 2018 and December 31, 2017, respectively, for future rents related to buy-back agreements.
[2]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).